Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	7,365,000	3,915,000
Ordinary shares, shares outstanding	7,365,000	3,915,000
Common Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	14,085,000	14,085,000
Ordinary shares, shares outstanding	14,085,000	14,085,000